BUSINESS COMBINATIONS (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	[1]	Oct. 05, 2020	Jul. 02, 2020	Jul. 01, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,043,473	$ 1,043,473					$ 915,790
Printstock Products Ltd [Member] | Gourmet Foods [Member]
Business Acquisition [Line Items]
Cash in bank					$ 118,774	$ 118,774
Accounts receivable					384,222	384,222
Prepayments/deposits					1,372	1,372
Inventories					509,796	509,796
Operating lease right-of-use asset					201,699	201,699
Property and equipment					401,681	401,681
Intangible assets					134,965	134,965
Goodwill					127,683	127,683
Deferred tax liability				$ (68,061)	(68,061)	(68,061)
Assumed lease liabilities					(201,699)	(201,699)
Accounts payable and accrued expenses					(376,112)	(376,112)
Total Purchase Price					$ 1,234,320	$ 1,234,320

[1]	Derived from audited financial statements